Credit Facilities - Bank Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Bank Debt Facilities
Gross bank debt outstanding 1	$ 770,000	$ 1,193,000
Revolving Term Loan [member]
Disclosure Of Bank Debt Facilities
Current portion	0	0
Long-term portion	770,000	1,193,000
Gross bank debt outstanding 1	$ 770,000	$ 1,193,000